INCOME TAXES (Schedule of Israel and International components of income profit before taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 17,474	$ 13,026	$ 11,952
Israel [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	16,648	11,788	11,425
International [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 826	$ 1,238	$ 527